Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are generally granted in the first quarter of the fiscal year (April through June), at the time when salary levels and short-term incentive programs for the new fiscal year are determined. Our CEO recommends to the Compensation and Talent Management Committee the amount to be awarded to each NEO (other than our CEO). The Compensation and Talent Management Committee considers the equity awards for executive officers based in part upon benchmarked data from our peer group provided by CAP, as well as other factors, such as the officers’ individual performance and current dilution rates. In determining the awards to our CEO, the
Compensation and Talent Management Committee, without input from our CEO or other members of management, considers the performance of our Company, returns to stockholders, effectiveness of our CEO’s leadership, as well as benchmarked data and input from CAP. All NEO awards consist of performance stock units (PSUs) and restricted stock units and are valued at the market closing price on the day of grant. No stock options are awarded to our NEOs. The Compensation and Talent
Management Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are generally granted in the first quarter of the fiscal year (April through June), at the time when salary levels and short-term incentive programs for the new fiscal year are determined.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation and Talent
Management Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false